Commitments and Contingencies (Legal Contingencies Narrative) (Details) € in Thousands, R$ in Millions	1 Months Ended		3 Months Ended		12 Months Ended						24 Months Ended
	Dec. 31, 2018 EUR (€)	Aug. 31, 2018 EUR (€)	Jun. 30, 2019 USD ($) action	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) lawsuit washing_machine	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2009 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2020 BRL (R$) lawsuit washing_machine
Loss Contingencies [Line Items]
BEFIEX tax credits monetized					$ 72,000,000
BEFIEX tax credit, additional amount available to recognize					0
Outstanding BEFIEX tax assessment					381,000,000							R$ 2,000
Brazil tax matters
Loss Contingencies [Line Items]
IPI tax credits recognized											$ 26,000,000
Special government program settlement										$ 34,000,000
Brazil tax assessment					49,000,000							257
BEFIEX tax credits monetized			$ 35,000,000	$ 84,000,000
BEFIEX tax credits, additional amount available to recognize			54,000,000	142,000,000
BEFIEX tax credits			$ 19,000,000	$ 58,000,000
Number of legal actions | action			2
CFC tax
Loss Contingencies [Line Items]
CFC potential exposure					58,000,000							R$ 302
Loss contingency accrual					$ 0
Non-income and income tax matters
Loss Contingencies [Line Items]
Proceeds from the sell of rights								$ 27,000,000	R$ 90
Indesit Company S.p.A.
Loss Contingencies [Line Items]
Litigation settlement, amount awarded from other party | €							€ 17,000
Alno AG Insolvency Trustee v Bauknecht | Insolvency trustee claim
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party						$ 59,000,000	€ 52,750
Value of clawback and other claims asserted | €		€ 174,500
Settled Litigation | June 2018 agreement with FCA
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party | €	€ 102,000
Settled Litigation | June 2018 agreement with FCA | Whirlpool France SAS
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party | €	56,000
Settled Litigation | June 2018 agreement with FCA | Indesit Company S.p.A.
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party | €	€ 46,000
Pending Litigation
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit					2							2
Number of washing machines | washing_machine					2							2